Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000206710 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalESG SMID Cap Fund
Class Name	Institutional Class
Trading Symbol	KESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/esg-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance - 2025 KESGX
How did the Fund perform last year?
For the 12-month period ended December 31, 2025, the Kennedy ESG SMID Cap Fund (KESGX) returned 9.53%, compared to the Russell 2500 Index return of 11.91%.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
From an Industry exposure perspective, the Fund’s underweight position in Biotechnology and Pharmaceuticals combined to create an unfavorable 1.27% of relative performance.  This was partially offset by favorable relative performance generated by an overweight position in Industrials and an underweight position in Real Estate.
Regarding stock selection, the Fund was challenged in the Health Care sector, where selection had an unfavorable 2.24% impact compared to the index, and in Materials, where the selection impact was an unfavorable 0.94%.  Partially offsetting this performance was favorable stock selection in Information Technology (added 1.63%) and in Real Estate (added 0.23%).
The Fund’s biggest underperforming position in the year was Bath & Body Works, Inc. (ticker BBWI).  The company’s stock underperformed in 2025 as revenue growth was lackluster and turnaround efforts under a new CEO are expected to take some time to materialize.
The strongest single contributor to performance in 2025 was delivered by the Fund’s exposure to TriMas Corporation (ticker: TRS).  TRS is a multi-segment company with exposure to the specialty packaging and aerospace markets.  Strong performance from the aerospace division in particular resulted in share price appreciation in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	9.53%	7.56%	10.32%
Russell 2500 Index	11.91%	7.26%	9.69%
Russell 3000 Index	17.15%	13.15%	14.93%
[1]	Institutional Class shares commenced operations on June 28, 2019.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kennedycapital.com/esg-mutual-fund/ for the most recent performance information.
Net Assets	$ 69,895,055
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 327,561
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,895,055
Total number of portfolio holdings	95
Total advisory fees paid (net)	$327,561
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TopBuild Corp.	2.0%
TD SYNNEX Corp.	1.7%
ICU Medical, Inc.	1.7%
Valmont Industries, Inc.	1.7%
AtriCure, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Thermon Group Holdings, Inc.	1.6%
Stifel Financial Corp.	1.6%
Teledyne Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TopBuild Corp.	2.0%
TD SYNNEX Corp.	1.7%
ICU Medical, Inc.	1.7%
Valmont Industries, Inc.	1.7%
AtriCure, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Thermon Group Holdings, Inc.	1.6%
Stifel Financial Corp.	1.6%
Teledyne Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235563 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	KGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kgrox-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance - 2025 KGROX
How did the Fund Perform last year?
For the 12-month period ended December 31, 2025, the Kennedy Small Cap Growth Fund (KGROX) returned 8.56%, compared to the Russell 2000 Growth (R2G) return of 13.01%.
What affected the Fund’s performance?
From a sector perspective, relative performance was impacted by negative results in Industrials (-368 basis points), Financials (-129 basis points), Materials (-101 basis points), and Energy (-16 basis points). While Consumer Discretionary (+183 basis points), Communications Services (+31 basis points), Information Technology (+14 basis points) and Consumer Staples (+11 basis points) sectors were the largest offsetting positive contributors to relative fund performance.
From a sector allocation perspective, the Fund suffered from both its underweight in Health Care and overweight in Consumer Discretionary and Information Technology.
The Fund’s aggregate stock selection was negative, led by poor relative performance in the Industrials sector. Industrials was the second-best absolute returning sector in the R2G, benefiting from significantly increased spending on data center construction and rising defense budgets. Unfortunately, while we were overweight both these macro opportunities and also had some good individual stock performances, we did not own the biggest individual name contributors in the index (e,g, Bloom Energy Corporation (BE) +291%, Kratos Defense & Security Systems (KTOS), +187%). In addition, we owned several services businesses that suffered from unique challenges, dragging down our overall results. The largest individual detractor within Industrials was ACV Auctions, Inc. (ACVA). ACVA operates a digital marketplace for wholesale vehicle transactions that is gaining market share due to their strong data and technological capabilities as dealers increasingly shift to online inventory purchasing. However, persistently weak industry volumes have become a headwind to scaling the business to its potential (digital platform has high operating leverage to volumes) at the same time that they continue to invest in growth (including via price) which dampened the earnings outlook.
TOP PERFORMANCE CONTRIBUTORS
- Comfort Systems USA, Inc. (FIX), a provider of mechanical and electrical services, returned 118% during the year.
- JFrog Ltd. (FROG), a software supply chain platform that provides visibility, security, and control for managing software updates, returned 112% during the year.
- Verona Pharma plc Sponsored ADR (VRNA), a developer of medicines for chronic lung conditions, returned 126% during the year.
TOP PERFORMANCE DETRACTORS
- Vertex, Inc. (VERX), a leading provider of tax compliance software solutions, declined 62% during the year.
- Shift4 Payments, Inc. (FOUR), a provider of payment acceptance and payment processing technology solutions, declined 39% during the year.
- ACV Auctions, Inc. (ACVA), an operator of a digital marketplace for wholesale vehicle transactions, declined 64% during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $50,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $50,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	8.56%	9.40%
Russell 2000 Growth Index	13.01%	10.96%
Russell 3000 Index	17.15%	15.34%
[1]	Institutional Class shares commenced operations on April 27, 2022.

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kennedycapital.com/kgrox-mutual-fund/ for the most recent performance information.
Net Assets	$ 514,117
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$514,117
Total number of portfolio holdings	76
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
JFrog, Ltd.	3.4%
Comfort Systems USA, Inc.	3.3%
Chefs' Warehouse, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
MasTec, Inc.	2.6%
Planet Fitness, Inc. - Class A	2.6%
Globus Medical, Inc. - Class A	2.6%
Magnite, Inc.	2.5%
Boot Barn Holdings, Inc.	2.4%
Onto Innovation, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JFrog, Ltd.	3.4%
Comfort Systems USA, Inc.	3.3%
Chefs' Warehouse, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
MasTec, Inc.	2.6%
Planet Fitness, Inc. - Class A	2.6%
Globus Medical, Inc. - Class A	2.6%
Magnite, Inc.	2.5%
Boot Barn Holdings, Inc.	2.4%
Onto Innovation, Inc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235565 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Value Fund
Class Name	Institutional Class
Trading Symbol	KVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kvalx-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance – 2025 KVALX
SUMMARY OF RESULTS
For the 12-month period ended December 31, 2025, the Kennedy Small Cap Value Fund (KVALX) returned 6.42% (net of fees), compared to the Russell 2000 Value return of 12.59%. The Fund primarily invested in equity securities.
Stock selection was the largest driver of fund underperformance versus the Russell 2000 Value Benchmark, detracting 344 basis points.  Allocation effect was also a drag on relative performance, detracting 251 basis points.
At the sector level, relative fund performance experienced the largest headwinds within the Health Care (-255 basis points), Information Technology (-193 basis points), and Energy (-155 basis points) sectors.
On the positive side, stock selection in the Industrials (+324 basis points), Consumer Discretionary (+133 basis points), and Consumer Staples (+32 bps) sectors were the largest positive contributors to relative fund performance.
TOP PERFORMANCE CONTRIBUTORS
- IES Holdings, Inc., a leading service company that designs and installs electrical and technology systems across a variety of end markets, rose +84% during the year.
- Dana Incorporated (DAN), an auto supplier, rose 107% during the year.
- MKS Inc. (MKS), a solutions and equipment provider to semiconductor end markets, rose 58% during the year.
TOP PERFORMANCE DETRACTORS
- Atlas Energy Solutions Inc (AESI), an oilfield services company that provides frac sand logistics through a proprietary network, declined 55% during the year.
- Northern Oil and Gas, Inc. (NOG), an oil and gas producer, declined 38% during the year.
- Mesa Laboratories, Inc. (MLAB), a life sciences equipment company, declined 39% during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	6.42%	9.65%
Russell 2000 Value Index	12.59%	7.67%
Russell 3000 Index	17.15%	15.34%
[1]	Institutional Class shares commenced operations on April 27, 2022.

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kennedycapital.com/kvalx-mutual-fund/ for the most recent performance information.
Net Assets	$ 67,029,707
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 124,032
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,029,707
Total number of portfolio holdings	111
Total advisory fees paid (net)	$124,032
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AZZ, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Bank OZK	1.7%
Wintrust Financial Corp.	1.6%
Catalyst Pharmaceuticals, Inc.	1.5%
EnerSys	1.4%
1st Source Corp.	1.4%
Patrick Industries, Inc.	1.4%
QCR Holdings, Inc.	1.4%
National Bank Holdings Corp. - Class A	1.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AZZ, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Bank OZK	1.7%
Wintrust Financial Corp.	1.6%
Catalyst Pharmaceuticals, Inc.	1.5%
EnerSys	1.4%
1st Source Corp.	1.4%
Patrick Industries, Inc.	1.4%
QCR Holdings, Inc.	1.4%
National Bank Holdings Corp. - Class A	1.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.